Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Hoya Capital High Dividend Yield ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital High Dividend Yield ETF
Class Name	Hoya Capital High Dividend Yield ETF
Trading Symbol	RIET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/riet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital High Dividend Yield ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Commercial real estate markets continued to feel the effects of elevated borrowing costs during the fiscal period, though conditions improved modestly as the Federal Reserve began easing benchmark interest rates in September 2025. Property-level fundamentals and rental rate trends remained relatively steady across most major property sectors, but higher financing costs and tighter credit conditions continued to weigh on valuations of commercial real estate assets and kept transaction and development activity below historical averages.
Among the classification tiers, the Large-Cap REIT category was the leading contributor to the Fund’s performance during the period, reflecting relatively stronger balance sheets and capital market access compared to smaller peers in a higher-rate environment. The leading detractor was the Small-Cap REIT category, which remained more sensitive to elevated financing costs and macroeconomic uncertainty given the typically higher degree of financial and operational leverage among smaller REITs. Among property sectors, Net Lease and Senior Housing were the leading contributors to performance, while Office and Commercial Financing were the leading detractors.
The Fund seeks to maintain consistent monthly distributions. A portion of these distributions may constitute a return of capital, which is primarily a function of the nature of the Fund’s holdings—particularly REITs, which frequently classify a portion of their dividends as return of capital—as well as the timing difference between the Fund’s monthly distributions and the generally quarterly dividend payments received from portfolio holdings. RIET ended the period with an SEC yield of 9.14% and has paid a distribution in each month since inception.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/21/2021)
Hoya Capital High Dividend Yield ETF NAV	1.93	-0.51
S&P 500 TR	16.99	12.49
Dow Jones U.S. Real Estate Total Return Index	5.89	2.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/riet for more recent performance information.
Net Assets	$ 99,260,934
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 460,362
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$99,260,934
Number of Holdings	102
Net Advisory Fee	$460,362
Portfolio Turnover	36%
30-Day SEC Yield	9.14%
30-Day SEC Yield Unsubsidized	9.14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.0%
AGNC Investment Corp.	2.5%
Rithm Capital Corp.	2.2%
Chimera Investment Corp.	2.2%
Annaly Capital Management, Inc.	2.1%
Global Net Lease, Inc.	2.0%
Adamas Trust, Inc.	2.0%
Two Harbors Investment Corp.	1.9%
National Storage Affiliates Trust	1.7%
Realty Income Corp.	1.7%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.hoyaetfs.com/riet
Hoya Capital Housing ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital Housing ETF
Class Name	Hoya Capital Housing ETF
Trading Symbol	HOMZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/homz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital Housing ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Residential real estate markets continued to feel the effects of elevated borrowing costs during the fiscal period, though conditions improved modestly as the Federal Reserve began easing benchmark interest rates in September 2025. Mortgage rates remained well above their 21st-century average, which weighed on affordability and suppressed transaction activity, particularly in the market for existing homes. Even so, housing fundamentals proved resilient as historically limited supply, steady household formation, and solid labor market conditions helped support home prices and rental demand. As borrowing costs stabilized later in the period, housing markets showed modest stabilization across several segments of the residential real estate ecosystem.
Of the four Housing Industry Business Segments, the leading contributor during the period was Home Building and Construction, supported by persistent supply shortages in the existing home market that shifted demand toward new construction. The leading detractor was Residential REITs & Real Estate Operators, as higher financing costs remained a headwind for publicly traded residential real estate companies and weighed on valuations. HOMZ’s diversified investment strategy, which includes exposure to approximately 100 companies across the U.S. housing industry—including rental operators, homebuilders, and home improvement firms—helped mitigate sector-specific risks.
The Fund seeks to maintain consistent monthly distributions. A portion of these distributions may constitute a return of capital, which is primarily a function of the nature of the Fund’s holdings—particularly REITs, which frequently classify a portion of their dividends as return of capital—as well as the timing difference between the Fund’s monthly distributions and the generally quarterly dividend payments received from portfolio holdings. HOMZ ended the period with an SEC yield of 2.69% and increased its distribution by 8.3% in January 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/19/2019)
Hoya Capital Housing ETF NAV	5.36	8.56	12.20
S&P 500 TR	16.99	14.19	15.42
S&P MidCap 400 Total Return Index	17.24	9.10	11.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/homz for more recent performance information.
Net Assets	$ 36,854,606
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 106,218
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$36,854,606
Number of Holdings	99
Net Advisory Fee	$106,218
Portfolio Turnover	12%
30-Day SEC Yield	2.69%
30-Day SEC Yield Unsubsidized	2.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Lowe’s Companies, Inc.	3.3%
Home Depot, Inc.	3.2%
Tri Pointe Homes, Inc.	2.0%
Toll Brothers, Inc.	1.7%
Extra Space Storage, Inc.	1.7%
PulteGroup, Inc.	1.6%
Public Storage	1.6%
CubeSmart	1.6%
DR Horton, Inc.	1.6%
M/I Homes, Inc.	1.6%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.hoyaetfs.com/homz